COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
COMMON SHARE CAPITAL
Summary of common share transactions

	2023		2022
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,221,891	$4,449.5	1,244,333	$4,427.7
Issued:
Issued on acquisition of Great Bear(a)	—	—	49,268	271.6
Issued under share option and restricted share plans	5,947	32.1	7,147	37.3
Repurchase and cancellation of shares (i)	—	—	(78,857)	(287.1)
Total common share capital	1,227,838	$4,481.6	1,221,891	$4,449.5

(a)	See Note 6i for details of the shares issued on acquisition of Great Bear.

Summary of dividends on common shares

	2023		2022
	Per share	Total paid	Per share	Total paid
Dividends declared and paid during the period:
Three months ended March 31	$0.03	$36.8	$0.03	$38.9
Three months ended June 30	0.03	36.9	0.03	39.0
Three months ended September 30	0.03	36.8	0.03	39.0
Three months ended December 31	0.03	36.8	0.03	37.1
Total		$147.3		$154.0